Schedule of fair value of consideration transferred (Details) - Dec. 18, 2024	USD ($)	AUD ($)
IfrsStatementLineItems [Line Items]
Total consideration		$ 3,816,160
At fair value [member]
IfrsStatementLineItems [Line Items]
Up front consideration	$ 946,200
Deferred consideration (current)	1,382,336
Deferred consideration (non-current)	1,618,050
Total consideration	$ 3,816,160